Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2011
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBAX
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBCX
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBRX